Accrued Pension And Severance Costs (Schedule Of Benefit Obligation, Fair Value Of Plan Assets And Funded Status Of Plan) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Change in benefit obligation, Balance at beginning of year	¥ 38,433	¥ 34,285
Change in benefit obligation, Service cost	1,487	1,355	1,362
Change in benefit obligation, Interest cost	689	748	724
Change in benefit obligation, Actuarial (gain) or loss	3,645	2,464
Change in benefit obligation, Plan amendment		123
Change in benefit obligation, Benefits paid	(665)	(542)
Change in benefit obligation, Balance at end of year	43,589	38,433	34,285
Change in plan assets, Balance at beginning of year	19,995	20,282
Change in plan assets, Employer contributions	1,759	1,786
Change in plan assets, Actual return on plan assets	2,010	(1,594)
Change in plan assets, Benefits paid	(557)	(479)
Change in plan assets, Balance at end of year	23,207	19,995	20,282
Funded status	(20,382)	(18,438)
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Change in benefit obligation, Balance at beginning of year	10,214	230
Change in benefit obligation, Service cost	345	227
Change in benefit obligation, Interest cost	348	242
Change in benefit obligation, Actuarial (gain) or loss	420	2,349
Change in benefit obligation, Plan amendment	34
Change in benefit obligation, Plan participants' contributions	16	66
Change in benefit obligation, Benefits paid	(548)	(80)
Change in benefit obligation, Acquisition		7,518
Change in benefit obligation, Foreign currency exchange rate changes	1,103	(338)
Change in benefit obligation, Balance at end of year	11,932	10,214
Change in plan assets, Balance at beginning of year	4,636
Change in plan assets, Employer contributions	26	131
Change in plan assets, Plan participants' contributions	131	66
Change in plan assets, Actual return on plan assets	297	(278)
Change in plan assets, Benefits paid	(158)	(35)
Change in plan assets, Acquisition		5,051
Change in plan assets, Foreign currency exchange rate changes	504	(299)
Change in plan assets, Balance at end of year	5,436	4,636
Funded status	¥ (6,496)	¥ (5,578)